Retirement Benefit Plans - Fair Value of Plan Assets by Major Categories (Detail) - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [abstract]
Cash	$ 1,569.7	$ 1,351.8
Equity instruments	6,245.6	4,998.9
Debt instruments	2,936.2	2,387.2
Fair value of plan assets	$ 10,751.5	$ 8,737.9